Leases - Lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Fixed lease payments	€ 204	€ 154
Variable lease payments	2,014	1,735
Total amount of lease payments	€ 2,218	€ 1,889